Goodwill and Intangible Assets - Schedule of Amortization of Expense for Intangible Assets (Details) (10-K) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
2021	$ 51,365	$ 51,365
2022	51,365	51,365
2023	51,365	51,365
2024	51,365	51,365
2025		51,365
Thereafter		616,381
Intangible asset, net	$ 860,365	873,206	$ 924,572
In Process Research and Development [Member]
2021		275,440
2022		275,440
2023		275,440
2024		275,440
Intangible asset, net		$ 1,101,760	$ 1,377,200